Old Mutual Funds II
Supplement Dated December 29, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011 as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reorganization of Old Mutual High Yield Fund

At a meeting of shareholders of the Old Mutual High Yield Fund held on December 28, 2011, shareholders approved an Agreement and Plan of Reorganization providing for the sale of assets and liabilities of the Old Mutual High Yield Fund to the First Eagle High Yield Fund, a series portfolio of the First Eagle Funds.  Effective following the close of business on December 30, 2011, shareholders will receive Class I shares of the First Eagle High Yield Fund in exchange for their Institutional Class shares of the Old Mutual High Yield Fund and the Old Mutual High Yield Fund will thereafter be terminated and dissolved.  All references to the Old Mutual High Yield Fund in the Prospectus are deleted, effective following the close of business on December 30, 2011.

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Distributed by Old Mutual Investment Partners
R-11-094  12/2011

Old Mutual Funds II
Supplement Dated December 29, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Statement of Additional Information of Old Mutual Funds II dated July 26, 2010 as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Reorganization of Old Mutual High Yield Fund

At a meeting of shareholders of the Old Mutual High Yield Fund held on December 28, 2011, shareholders approved an Agreement and Plan of Reorganization providing for the sale of assets and liabilities of the Old Mutual High Yield Fund to the First Eagle High Yield Fund, a series portfolio of the First Eagle Funds.  Effective following the close of business on December 30, 2011, shareholders will receive Class I shares of the First Eagle High Yield Fund in exchange for their Institutional Class shares of the Old Mutual High Yield Fund and the Old Mutual High Yield Fund will thereafter be terminated and dissolved.  All references to the Old Mutual High Yield Fund in the SAI are deleted, effective following the close of business on December 30, 2011.

______________________________________________________________
Distributed by Old Mutual Investment Partners
R-11-095  12/2011